                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                      Milestone Capital Management, L.P.

                              ------------------

                              SEMI-ANNUAL REPORT

                                 MAY 31, 1998

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................       9

Notes to Financial Statements.....................      13

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
MAY 31, 1998

Dear Shareholder:

The first half of the fiscal year has been a successful one for the Fund and our investors. As of March 31, the Fund posted its 13th consecutive quarter of stable asset growth--with average assets of $1.98 billion. We are very pleased to report that more than 75 institutional investors became first-time shareholders in the Fund during the last six months. To both our continuing and new investors, we would like to express our gratitude for your business and our commitment to providing you with the highest standard of investment management and client relationship services.

The U.S. financial markets have held up impressively over the last six months. The domestic economy continues to show strong growth with low inflation. With the Federal Reserve currently on hold, the short-end of the yield curve will be driven by future expectations of the strength of the domestic economy and the eventual outcome of the Asian crisis. The Milestone Funds Treasury Obligations Portfolio will maintain its conservative investment posture as global market changes continue to influence Federal Reserve policy and the shape of the yield curve.

Given the pace of change and transition in the financial markets, one of our top priorities is to remain responsive to our shareholders' needs for timely information and insight on market developments. Our INVESTMENT STRATEGY & COMMENTARY report is distributed monthly to all shareholders, and Milestone Capital's Portfolio Management & Research Team is available to investors on a daily basis. More clients than ever before are taking advantage of our team's resources, analytics, and technology to supplement their own investment strategies and processes. We appreciate the very positive feedback we have received from investors on these and other services we offer, and we encourage you to call on us as often as needed.

Working in partnership with our shareholders will continue to be the key to our success and our greatest source of professional fulfillment--throughout 1998 and beyond.

/s/ JANET TIEBOUT HANSON                     /s/ MARC H. PFEFFER

JANET TIEBOUT HANSON                         MARC H. PFEFFER
Chairman of the Board of Trustees            Chief Investment Officer
The Milestone Funds                          Milestone Capital Management, L.P.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
MAY 31, 1998 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------------------------
                                                                                           VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. TREASURY NOTES - 11.1%
                                     $ 50,000            6.00%          9/30/98         $ 50,063
                                       15,000           5.625%         11/30/98           15,006
                                       15,000            5.75%         12/31/98           15,028
                                       15,000           6.375%          1/15/99           15,075
                                       35,000           5.875%          3/31/99           35,102
                                       75,000            6.50%          4/30/99           75,603
                                                                                        --------
                                                                                         205,877
                                                                                        --------
U.S. TREASURY BILL - 0.5%
                                       10,000            5.35%          6/25/98            9,964
                                                                                        --------
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $215,841)                              215,841
--------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 88.7%

Barclays Capital, Inc., dated 5/29/98, repurchase price $426,232 (U.S. Treasury
Bonds: $15,276, 8.25%-15.75%, 5/15/01-5/15/05; U.S. Treasury Notes: $402,165,
3.625%-9.125%, 5/31/98-5/15/05; aggregate market value $434,555)

                                      426,034            5.57%          6/01/98          426,034

Bear, Stearns & Co. Inc., dated 5/29/98, repurchase price $90,042 (U.S. Treasury
Bills: $550, 7/23/98-8/27/98; U.S. Treasury Notes: $88,673, 5.125%-8.75%,
12/31/98-5/15/05; aggregate market value $91,838)

                                       90,000            5.55%          6/01/98           90,000

CIBC/Oppenheimer, dated 5/29/98, repurchase price $85,039 (U.S. Treasury Bills:
$358, 12/10/98-5/27/99; U.S. Treasury Notes: $83,458, 5.375%-7.75%,
1/31/00-9/30/02; aggregate market value $86,705)

                                       85,000            5.55%          6/01/98           85,000

CS First Boston Corp., dated 5/29/98, repurchase price $90,042 (U.S. Treasury
Bills: $94,756, 10/22/98-3/04/99; aggregate market value $92,027)

                                       90,000            5.55%          6/01/98           90,000

Deutsche Morgan Grenfell, Inc., dated 5/29/98, repurchase price $435,202 (U.S. Treasury Bill: $108,590, 11/27/98; U.S. Treasury Notes: $335,055, 4.75%-7.00%,
10/31/98-10/31/00; aggregate market value $443,701)

                                      435,000            5.57%          6/01/98          435,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
MAY 31, 1998 (Unaudited)
($ in Thousands)

REPURCHASE AGREEMENTS - 88.7% (CONT'D)

Donaldson, Lufkin & Jenrette Securities Corp., dated 5/29/98, repurchase price $85,039 (U.S. Treasury Bills: $2,253, 7/09/98-4/01/99; U.S. Treasury Bond:
$50,000, 15.75%, 11/15/01; U.S. Treasury Notes: $82,412, 5.00%-8.00%,
12/31/98-8/15/03; aggregate market value $86,700)

                                      $85,000            5.55%          6/01/98          $85,000

Greenwich Capital Markets, Inc., dated 5/29/98, repurchase price $60,028 (U.S. Treasury Notes: $59,257, 5.75%-8.00%, 8/15/99-4/30/03; aggregate market value
$61,204)

                                       60,000            5.55%          6/01/98           60,000

J.P. Morgan Securities, Inc., dated 5/29/98, repurchase price $85,039 (U.S. Treasury Note: $86,526, 5.50%, 11/15/98; market value $86,700)

                                       85,000            5.56%          6/01/98           85,000

Morgan Stanley & Co., dated 5/29/98, repurchase price $85,039 (U.S. Treasury
Note: $84,375, 5.75%, 11/30/02; market value $87,137)

                                       85,000            5.56%          6/01/98           85,000

Nesbitt Burns Securities, Inc., dated 5/29/98, repurchase price $25,012 (U.S. Treasury Bill: $26,894, 5/27/99; market value $25,500)

                                       25,000            5.75%          6/01/98           25,000

SBC Warburg, Inc., dated 5/29/98, repurchase price $90,042 (U.S. Treasury Note:
$90,222, 5.875%, 8/15/98; market value $91,829)

                                       90,000            5.55%          6/01/98           90,000

UBS Securities, L.L.C., dated 5/29/98, repurchase price $90,042 (U.S. Treasury
Notes: $90,959, 5.75%-7.75%, 4/30/99-11/15/00; aggregate market value $91,802)

                                       90,000            5.57%          6/01/98           90,000

--------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,646,034)                                1,646,034
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMORTIZED COST $1,861,875) - 100.3%                                 1,861,875
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                                           (5,135)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $1,856,740
--------------------------------------------------------------------------------------------------

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (Unaudited)

ASSETS:
  Investments, at value and cost (note 1)                      $  215,840,777
  Repurchase agreements, at value and cost (note 1)             1,646,034,000
  Interest receivable                                               3,192,918
  Deferred organization costs and prepaid expenses                    298,466
                                                               --------------
Total assets                                                    1,865,366,161
                                                               --------------
LIABILITIES:
  Due to custodian                                                    120,481
  Advisory fee payable                                                156,597
  Shareholder Service fee payable-Investor Shares                      57,496
  Shareholder Service fee payable-Institutional Shares                 44,588
  Shareholder Service fee payable-Service Shares                       24,819
  Shareholder Service fee payable-Premium Shares                       16,555
  Distribution fee payable-Service Shares                               4,166
  Distribution fee payable-Premium Shares                              12,711
  Dividends payable                                                 8,124,471
  Accrued expenses                                                     64,749
                                                               --------------
Total liabilities                                                   8,626,633
                                                               --------------
NET ASSETS                                                     $1,856,739,528
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  245,533,602
  Institutional Shares                                          1,302,421,063
  Financial Shares                                                113,261,483
  Service Shares                                                  116,228,816
  Premium Shares                                                   79,294,564
                                                               --------------
NET ASSETS                                                     $1,856,739,528
                                                               --------------
                                                               --------------
SHARES OUTSTANDING
  Investor Shares                                                 245,532,539
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,302,416,342
                                                               --------------
                                                               --------------
  Financial Shares                                                113,261,037
                                                               --------------
                                                               --------------
  Service Shares                                                  116,228,014
                                                               --------------
                                                               --------------
  Premium Shares                                                   79,294,274
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $1,856,732,206
  Accumulated net realized gain on investments                          7,322
                                                               --------------
NET ASSETS                                                     $1,856,739,528
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1998 (Unaudited)

INVESTMENT INCOME:
  Interest                                                      $54,136,643
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                     965,099
  Administration fees                                                48,075
  Shareholder Service fees
     Investor Shares                                                323,248
     Institutional Shares                                           344,127
     Service Shares                                                 150,160
     Premium Shares                                                  99,452
  Distribution fees
     Service Shares                                                  26,685
     Premium Shares                                                  77,342
  Registration and filing fees                                      163,254
  Custodian fees and expenses                                        81,982
  Transfer agent fees and expenses                                   72,382
  Publication expenses and rating service fees                       42,945
  Accounting service fees                                            26,674
  Legal fees                                                         22,231
  Insurance expense                                                  19,743
  Cash management fees                                               17,525
  Amortization of organization costs                                 15,565
  Reports to shareholders                                            12,043
  Audit fees                                                         11,216
  Trustees' fees                                                      6,944
  Other expenses                                                      4,914
                                                              -------------
Total expenses                                                    2,531,606
  Fees waived (note 2)                                              (39,985)
                                                              -------------
Net expenses                                                      2,491,621
                                                              -------------
NET INVESTMENT INCOME                                            51,645,022
NET REALIZED GAIN ON INVESTMENTS                                      9,486
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  51,654,508
                                                              -------------
                                                              -------------

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                      FOR THE SIX MONTHS
                                            ENDED             FOR THE YEAR
                                         MAY 31, 1998             ENDED
                                         (UNAUDITED)        NOVEMBER 30, 1997
                                      ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                $     51,645,022      $    85,709,221
  Net realized gain on investments                9,486               21,677
                                      ------------------    -----------------
    Net increase in net assets
      resulting from operations              51,654,508           85,730,898
                                      ------------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income-Investor
    Shares                                   (6,717,751)          (9,992,295)
  Net investment
    income-Institutional Shares             (37,233,357)         (65,927,653)
  Net investment income-Financial
    Shares                                   (2,600,363)          (1,587,379)
  Net investment income-Service
    Shares                                   (3,100,417)          (5,468,793)
  Net investment income-Premium
    Shares                                   (1,993,134)          (2,733,101)
  Net realized gain on
    investments-Investor Shares                    (319)              (2,355)
  Net realized gain on
    investments-Institutional
    Shares                                       (1,481)             (16,989)
  Net realized gain on
    investments-Financial Shares                   (133)                (501)
  Net realized gain on
    investments-Service Shares                     (140)              (1,355)
  Net realized gain on
    investments-Premium Shares                      (91)                (477)
                                      ------------------    -----------------
    Total distributions to
      shareholders                          (51,647,186)         (85,730,898)
                                      ------------------    -----------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares-Investor Shares            852,914,451        1,878,115,717
  Sale of shares-Institutional
    Shares                                4,819,863,522        8,968,756,744
  Sale of shares-Financial Shares           147,902,000          627,347,032
  Sale of shares-Service Shares             162,141,836          432,735,113
  Sale of shares-Premium Shares              39,460,571          373,782,058
  Reinvested dividends-Investor
    shares                                    2,196,028            4,214,206
  Reinvested
    dividends-Institutional Shares           23,455,657           44,014,929
  Reinvested dividends-Financial
    Shares                                       17,182              748,199
  Reinvested dividends-Service
    Shares                                        1,500            3,094,972
  Reinvested dividends-Premium
    Shares                                           --              111,927
  Cost of shares
    repurchased-Investor Shares            (994,807,140)      (1,580,015,817)
  Cost of shares
    repurchased-Institutional
    Shares                               (4,724,808,143)      (8,726,039,510)
  Cost of shares
    repurchased-Financial Shares           (125,123,634)        (537,629,742)
  Cost of shares
    repurchased-Service Shares             (287,983,103)        (193,762,304)
  Cost of shares
    repurchased-Premium Shares              (44,404,938)        (289,655,344)
                                      ------------------    -----------------
    Net increase (decrease) in net
      assets from shares of
      beneficial interest                  (129,174,211)       1,005,818,180
                                      ------------------    -----------------
  Total Increase (Decrease)                (129,166,889)       1,005,818,180
NET ASSETS:
  Beginning of year                       1,985,906,417          980,088,237
                                      ------------------    -----------------
  End of period                        $  1,856,739,528      $ 1,985,906,417
                                      ------------------    -----------------
                                      ------------------    -----------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR
                                                                         SHARES
                                   ----------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS                                                FOR THE PERIOD
                                         ENDED             FOR THE YEAR         FOR THE YEAR       DECEMBER 30, 1994*
                                      MAY 31, 1998             ENDED                ENDED               THROUGH
                                      (UNAUDITED)        NOVEMBER 30, 1997    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                   ------------------    -----------------    -----------------    ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                $1.00                 $1.00               $1.00                $1.00
                                   ------------------    -----------------    -----------------    ------------------
Net investment income                      0.026                 0.051               0.050                0.051
Dividends from net
  investment income                       (0.026)               (0.051)             (0.050)              (0.051)
                                   ------------------    -----------------    -----------------    ------------------
Ending net asset value per
  share                                    $1.00                 $1.00               $1.00                $1.00
                                   ------------------    -----------------    -----------------    ------------------
                                   ------------------    -----------------    -----------------    ------------------
TOTAL RETURN                                5.25%(a)              5.23%               5.11%                5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                               0.41%(a)              0.41%               0.45%                0.38%(a)
  Net investment income                     5.20%(a)              5.13%               4.99%                5.63%(a)

Net assets at the end of
  period (000's omitted)                  $245,534              $385,229             $82,915              $82,273

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.01% and 0.14%, respectively.

 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                      INSTITUTIONAL
                                                                         SHARES
                                    ---------------------------------------------------------------------------------
                                    FOR THE SIX MONTHS                                               FOR THE PERIOD
                                          ENDED             FOR THE YEAR         FOR THE YEAR        JUNE 20, 1995*
                                       MAY 31, 1998             ENDED                ENDED               THROUGH
                                       (UNAUDITED)        NOVEMBER 30, 1997    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                    ------------------    -----------------    -----------------    -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                 $1.00                $1.00                $1.00                $1.00
                                    ------------------    -----------------    -----------------    -----------------
Net investment income                       0.027                0.053                0.052                0.026
Dividends from net
  investment income                        (0.027)              (0.053)              (0.052)              (0.026)
                                    ------------------    -----------------    -----------------    -----------------
Ending net asset value per
  share                                     $1.00                $1.00                $1.00                $1.00
                                    ------------------    -----------------    -----------------    -----------------
                                    ------------------    -----------------    -----------------    -----------------
TOTAL RETURN                                 5.47%(a)             5.46%                5.37%                5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                0.20%(a)             0.20%                0.20%                0.20%(a)
  Net investment income                      5.41%(a)             5.32%                5.21%                5.69%(a)

Net assets at the end of
  period (000's omitted)                 $1,302,421           $1,183,905             $897,173             $229,159

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.01%, 0.02% and 0.17%, respectively.

 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                FINANCIAL                                  SERVICE
                                                  SHARES                                    SHARES
                                  --------------------------------------    --------------------------------------
                                     FOR THE SIX                               FOR THE SIX
                                       MONTHS           FOR THE PERIOD           MONTHS           FOR THE PERIOD
                                        ENDED           MARCH 13, 1997*           ENDED            MAY 2, 1997*
                                    MAY 31, 1998            THROUGH           MAY 31, 1998            THROUGH
                                     (UNAUDITED)       NOVEMBER 30, 1997       (UNAUDITED)       NOVEMBER 30, 1997
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
  FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD
Beginning net asset value per
  share                                  $1.00                 $1.00               $1.00                 $1.00
                                  -----------------    -----------------    -----------------    -----------------
Net investment income                    0.027                 0.038               0.026                 0.030
Dividends from net investment
  income                                (0.027)               (0.038)             (0.026)               (0.030)
                                  -----------------    -----------------    -----------------    -----------------
Ending net asset value per
  share                                  $1.00                 $1.00               $1.00                 $1.00
                                  -----------------    -----------------    -----------------    -----------------
                                  -----------------    -----------------    -----------------    -----------------
TOTAL RETURN                              5.52%(a)              5.52%(a)            5.21%(a)              5.21%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                0.15%(a)              0.14%(a)            0.45%(a)              0.45%(a)
  Net investment income                   5.45%(a)              5.45%(a)            5.16%(a)              5.15%(a)
Net assets at the end of period
  (000's omitted)                       $113,261               $90,465            $116,229              $242,068

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                          PREMIUM
                                                                                           SHARES
                                                                           --------------------------------------
                                                                              FOR THE SIX
                                                                                MONTHS           FOR THE PERIOD
                                                                                 ENDED            MAY 20, 1997*
                                                                             MAY 31, 1998            THROUGH
                                                                              (UNAUDITED)       NOVEMBER 30, 1997
                                                                           -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT THE
  PERIOD
Beginning net asset value per share                                               $1.00                 $1.00
                                                                           -----------------    -----------------
Net investment income                                                             0.025                 0.027
Dividends from net investment income                                             (0.025)               (0.027)
                                                                           -----------------    -----------------
Ending net asset value per share                                                  $1.00                 $1.00
                                                                           -----------------    -----------------
                                                                           -----------------    -----------------
TOTAL RETURN                                                                       5.06%(a)              5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                                         0.60%(a)              0.60%(a)
  Net investment income                                                            5.01%(a)              5.01%(a)
Net assets at the end of period (000's omitted)                                   $79,295               $84,239

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

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                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (Unaudited)

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 1998 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

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                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 1998 (Unaudited)

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and 0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the six months ended May 31, 1998, the Adviser waived $39,985 of its shareholder servicing fee for the Institutional Shares.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 1998 (Unaudited)

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 1998, there were no unreimbursed expenses payable by the Trust. For the six months ended May 31, 1998, the Portfolio incurred .04% and 0.19% of these distribution expenses for the Service and the Premium Shares, in the amounts of $26,685 and $77,342, respectively.

Countrywide Fund Services, Inc. acts as the Trust's transfer agent and dividend disbursing agent. CW Fund Distributors, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                                   Adviser
-------------------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                           One Executive Boulevard
                              Yonkers, NY 10701

                         Underwriter / Transfer Agent
-------------------------------------------------------------------------------
         CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                P.O. Box 5354
                          Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
-------------------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                          Administrator / Custodian
-------------------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                Legal Counsel
-------------------------------------------------------------------------------
                      Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022

                             Independent Auditors
-------------------------------------------------------------------------------
                            Deloitte & Touche, LLP
                          Two World Financial Center
                           New York, NY 10281-1434

                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
               One Executive Boulevard, Yonkers, New York 10701
                                 800-941-MILE